Equity and Remuneration to Shareholders - Schedule of Reserve for Mandatory dividends not Distributed (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Dividends withheld, arising from the net income	R$ 1,420	R$ 1,420	R$ 1,420
Dividends Withheld, Arising From The Profit For 2015 [member]
IfrsStatementLineItems [Line Items]
Dividends withheld, arising from the net income	623
Dividends Withheld, Arising From The Profit For 2014 [member]
IfrsStatementLineItems [Line Items]
Dividends withheld, arising from the net income	R$ 797